Property, Plant and equipment - Right-of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,480,000,000	$ 2,628,000,000
Right-of use assets	385,000,000	412,000,000
Additions to right-of use assets	73,000,000	163,000,000
Acquisitions		1,000,000
Exchange gain (loss)	(5,000,000)	3,000,000
Depreciation on right-of-use assets	92,000,000	78,000,000
Disposal	3,000,000	4,000,000
Variable lease expense	45,000,000	40,000,000	$ 38,000,000
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	115,000,000	153,000,000
Depreciation on right-of-use assets	63,000,000	52,000,000
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	238,000,000	223,000,000
Depreciation on right-of-use assets	22,000,000	19,000,000
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	32,000,000	36,000,000
Depreciation on right-of-use assets	$ 7,000,000	$ 7,000,000